LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Operating lease assets	$ 24.8	$ 32.4
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Finance	$ 0.7	$ 0.6
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Total lease assets	$ 25.5	$ 33.0
Current
Current portion of operating lease liabilities	$ 7.1	$ 9.0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued expenses	Other accrued expenses
Finance	$ 0.3	$ 0.4
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued expenses	Other accrued expenses
Long-term
Long-term portion of operating lease liabilities	$ 18.5	$ 23.2
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Finance	$ 0.5	$ 0.7
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total lease liabilities	$ 26.4	$ 33.3
Accumulated amortization	$ 0.9	$ 1.3